Note 15 - Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings per share (EPS)

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock during both the six
-month periods ended
June 30, 2016
and
2017,
amounted to
$10,473
.

	For the six-month periods ended June 30,
	2016	2017
	Basic EPS	Basic EPS
Net income	$72,038	$46,063
Less: paid and accrued earnings allocated to Preferred Stock	(10,473)	(10,473)
Net income available to common stockholders	61,565	35,590
Weighted average number of common shares, basic and diluted	75,474,844	93,851,789
Earnings per common share, basic and diluted	$0.82	$0.38